Principal Group companies (Tables)	12 Months Ended
Dec. 31, 2020
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Schedule of Principal Subsidiaries and Their Countries of Incorporation
The following represent the principal subsidiaries and their countries of incorporation of the Group at 31 December 2020. The equity share capital of these entities is wholly owned by the Group except where its percentage interest is shown otherwise. All companies are incorporated in their principal country of operation except where stated.

England	US
Glaxo Group Limited	Block Drug Company, Inc. (68%)

Glaxo Operations UK Limited	Corixa Corporation

GlaxoSmithKline Capital plc	GlaxoSmithKline Capital Inc.

GlaxoSmithKline Consumer Healthcare Holdings Limited*	GlaxoSmithKline Consumer Healthcare Holdings (US) LLC (68%)

GlaxoSmithKline Consumer Healthcare (UK) Trading Limited (68%)	GlaxoSmithKline Consumer Healthcare, L.P. (59.84%)

GlaxoSmithKline Consumer Trading Services Limited (68%)	GlaxoSmithKline Holdings (Americas) Inc.

GlaxoSmithKline Export Limited	GlaxoSmithKline LLC

GlaxoSmithKline Finance plc	Human Genome Sciences, Inc.

GlaxoSmithKline Holdings Limited*	GSK Consumer Health, Inc. (68%)

GlaxoSmithKline Research & Development Limited	PF Consumer Healthcare 1 LLC (68%)

GlaxoSmithKline Services Unlimited*	GSK Equity Investments, Limited

GlaxoSmithKline UK Limited	Stiefel Laboratories, Inc.

Setfirst Limited	Tesaro, Inc.

SmithKline Beecham Limited	ViiV Healthcare Company (78.3%)

ViiV Healthcare Finance Limited (78.3%)

ViiV Healthcare Limited (78.3%)

ViiV Healthcare UK Limited (78.3%)

Europe	Others
GlaxoSmithKline Biologicals SA (Belgium)	GlaxoSmithKline Australia Pty Ltd (Australia)

GlaxoSmithKline Sante Grand Public SAS (France) (68%)	GlaxoSmithKline Consumer Healthcare Australia Pty Ltd (Australia) (68%)

Laboratoire GlaxoSmithKline (France)	GlaxoSmithKline Brasil Limitada (Brazil)

ViiV Healthcare SAS (France) (78.3%)	GlaxoSmithKline Consumer Healthcare ULC/GlaxoSmithKline Soins De Sante Aux Consommateurs SRI (Canada) (68%)

GlaxoSmithKline Consumer Healthcare GmbH & Co. KG (Germany) (68%)

GlaxoSmithKline GmbH & Co. KG (Germany)	GlaxoSmithKline Inc. (Canada)

GSK Vaccines GmbH (Germany)	ID Biomedical Corporation of Quebec (Canada)

GlaxoSmithKline Consumer Healthcare S.r.l (Italy) (68%)	PF Consumer Healthcare Canada ULC/PF Soins De Sante SRI (Canada) (68%)

GlaxoSmithKline S.p.A. (Italy)	GlaxoSmithKline Limited (China (Hong Kong))

GSK Vaccines S.r.l. (Italy)	Sino-American Tianjin Smith Kline & French Laboratories Ltd (China) (37.4%)

ViiV Healthcare S.r.l. (Italy) (78.3%)	Wyeth Pharmaceutical Co. Ltd (China) (68%)

Pfizer Consumer Manufacturing Italy S.r.l. (Italy) (68%)	GlaxoSmithKline Asia Pvt. Limited (India)

GSK Services Sp z o.o. (Poland)	GlaxoSmithKline Pharmaceuticals Limited (India) (75%)

GlaxoSmithKline Trading Services Limited (Republic of Ireland)	GlaxoSmithKline Consumer Healthcare Japan K.K. (Japan) (68%)

GlaxoSmithKline Healthcare AO (Russia) (68%)	GlaxoSmithKline K.K. (Japan)

GlaxoSmithKline S.A. (Spain)	GlaxoSmithKline Pakistan Limited (Pakistan) (82.6%)

Laboratorios ViiV Healthcare, S.L. (Spain) (78.3%)	Glaxo Wellcome Manufacturing Pte Ltd. (Singapore)

GSK Consumer Healthcare S.A. (Switzerland) (68%)	GlaxoSmithKline Korea Limited (Republic of Korea)

GlaxoSmithKline llaclari Sanayi ve Ticaret A.S. (Turkey)

*	Directly held wholly-owned subsidiary of GlaxoSmithKline plc.